Land, Buildings and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Land, Buildings and Equipment, Net [Abstract]
Property, Plant and Equipment
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2011	2010
Land		$60	$63
Buildings and building equipment	25 to 50	1,121	1,133
Leasehold improvements	Varies	461	455
Plant machinery	5 to 12	1,557	1,607
Office furniture and equipment	3 to 15	1,470	1,306
Other	4 to 20	99	115
Construction in progress		93	67
Subtotal		4,861	4,746
Accumulated depreciation		(3,249)	(3,075)
Land, Buildings and Equipment, net		$1,612	$1,671

Land, Buildings and Equipment Depreciation Expense
Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2011	2010	2009
Depreciation expense	$405	$379	$247
Operating lease rent expense(1)	681	632	267

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2011 were as follows:

2012	2013	2014	2015	2016	Thereafter
$637	$503	$296	$168	$83	$103